Flow-through share premium liability - Summary of Continuity of the Flow-through Share Premium Liability (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FLOWTHROUGH SHARE PREMIUM LIABILITY [Abstract]
Balance, beginning of the year	$ 227,522	$ 550,392
Liability incurred on flow-through shares issued	0	233,340
Settlement of flow-through share premium liability on expenditures made	(227,522)	(556,210)
Balance, end of the year	$ 0	$ 227,522